Leases (Tables)	15 Months Ended
Dec. 31, 2025
Leases
Schedule of aggregate annual lease payments
Year	2025
2026	$21
Total	$21

Schedule of related party balances

Related party balances are summarized as follows:

	As of September 30,
	2025	2024
Due from former affiliates	$—	$277
Due from shareholders related to acquisitions	—	92
Total due from related parties	$—	$369
Due to former affiliates	—	(195)
Due to shareholders related to acquisitions	—	(93)
Ending due from related shareholders	$—	$81

Schedule of effective income tax rate reconciliation

The following table is a reconciliation of the components that caused the Company’s provision for income taxes to differ from amounts computed by applying the U.S. federal statutory rate of 21% (in thousands):

	Year ended September 30,
	2025
Statutory U.S. Federal income tax	$(2,034)	21.0%
State income taxes, net	(110)	1.1%
Meals and entertainment	(2)	—%
Bargain purchase	(275)	2.8%
Warrant valuation	—	—%
Tax effect of non-deductible equity instruments	—	—%
Change in valuation allowance	2,419	(25.0)%
Other	2	—%
Total provision	$—	(0.1)%

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

September 30,
2025
Deferred income tax assets:
Fixed assets	$(15)
Intangibles	—
Inventory	38
Stock options	5,266
Payroll	39
Other assets	2,395
Lease assets (liabilities), net	1
Net operating loss carryforwards	23,962
Gross deferred tax assets	31,686
Valuation allowance	(31,686)
Net deferred tax assets	$—

Schedule of valuation allowance

The following table reconciles the statutory federal income tax rate to the Company’s effective tax rate for the year ended September 30, 2025 (in thousands, except percentages):

	Year Ended September 30, 2025
	Amount ($)	Effect on ETR (%)
Federal statutory rate	$(2,034)	21.0%
State income taxes, net of federal benefit	2	—%
Nondeductible items	2	—%
Bargain purchase	(275)	2.8%
Change in valuation allowance	2,307	25.0%
Other	(2)	—%
Total income tax provision	$—	—%